Balance Sheet of CONTADO (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Balance Sheet
Current assets	$ 28,278	$ 33,249
Noncurrent assets	24,945	26,888
Current liabilities	34,929	41,549
Noncurrent liabilities	$ 3,720	$ 20